Lease liability (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities
Schedule of lease liabilities

Carrying
Value
Balance, December 31, 2019	$190,752
Repayments	(50,472)
Accretion	16,286
Balance, December 31, 2020	$156,566
Repayments	(51,916)
Accretion	12,929
Balance, December 31, 2021	$117,579
Current portion	44,708
Long-term portion	$72,871